Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies [Abstract]
Details of financial instruments
The following table contains details of the financial instruments that the Company holds as of December 31, 2020 which reference LIBOR and have not yet transitioned to RFRs:

	Carrying amount as of December 31, 2020
	Assets	Liabilities
Non-derivative assets and liabilities referenced to LIBOR
Measured at amortized cost
Project debt	-	1,143,815
Total non-derivatives items	-	1,143,815
Derivatives	-	105,742
Total assets and liabilities referenced to LIBOR	-	1,249,557

Details of hedging instruments
The following table contains details of only the hedging instruments used in the Company’s hedging strategies which reference LIBOR and have not yet transitioned to RFRs, such that relief(s) of phase 1 amendments to IFRS 9 and IFRS 7 for IBOR reform, effective January 1st, 2020, have been applied to the hedging relationship:

	Carrying amount as of December 31, 2020
	Notional	Assets	Liabilities	Balance sheet line item(s)	2020 changes in fair value used for calculating hedge ineffectiveness
Cash flow hedge
Interest rate swaps	618,806	-	105,742	Derivative liabilities	36,172
Total cash flow hedges	618,806	-	105,742		36,172

Discount rates and growth rates used to calculated recoverable amount for CGUs by segment
Accordingly, the following table provides a summary of the discount rates used (WACC) to calculate the recoverable amount for CGUs with the operating segment to which it pertains:

Operating segment	Discount rate (*)
EMEA	3%-5%
North America	4%-5%
South America	5%-7%